Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Cash Flows) (Details) (USD $)	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
General and Administrative Expenses and Offering Costs	$ 15,000,000
Business Acquisition Amount Of Cash Deposit						308,000,000
General and administrative expenses	14,298,000		58,566,000	43,321,000	104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Cash payments for interest, net of amounts capitalized			44,209,000	42,517,000	192,517,000	128,617,000	343,331,000	247,217,000	128,807,000
Cash payments for income taxes			0	20,000	14,000	306,000	366,000	487,000	1,797,000
Noncash investing activities - liabilities assumed
Fair value of assets acquired	7,655,000	1,841,027,000	8,101,000	1,257,765,000			2,923,990,000	1,523,466,000	1,375,010,000
Cash paid, net of cash acquired	3,231,000	(1,455,433,000)	15,128,000	1,230,304,000			(2,640,475,000)	(1,500,193,000)	(1,351,033,000)
Receivables from sellers	1,792,000	772,000	(1,212,000)	772,000			2,132,000	3,557,000	9,976,000
Payables to sellers	6,854,000	422,000	6,854,000	0			443,000	(4,847,000)	0
Liabilities assumed	5,824,000	385,944,000	(15,093,000)	28,233,000	5,824,000	438,835,000	286,090,000	21,983,000	33,953,000
Future Funding Commitment Of Joint Venture Consideration Transferred, Excluding Interest	$ 68,000,000				$ 67,612,000	$ 52,891,000